Supplementary Information-Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidated Income Statement

	Millions of Dollars
	Year Ended December 31, 2011
Income Statement	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenues and Other Income
Sales and other operating revenues	$—	20,606	—	—	—	45,150	—	65,756
Equity in earnings of affiliates	8,431	8,512	—	—	—	1,288	(16,997)	1,234
Gain on dispositions	—	261	—	—	—	109	—	370
Other income	—	98	—	—	—	176	—	274
Intercompany revenues	4	1,346	46	91	35	2,683	(4,205)	—

Total Revenues and Other Income	8,435	30,823	46	91	35	49,406	(21,202)	67,634

Costs and Expenses
Purchased commodities	—	17,944	—	—	—	14,465	(2,434)	29,975
Production and operating expenses	—	1,126	—	—	—	5,679	(63)	6,742
Selling, general and administrative expenses	13	607	—	—	—	256	(9)	867
Exploration expenses	—	333	—	—	—	733	—	1,066
Depreciation, depletion and amortization	—	867	—	—	—	6,148	—	7,015
Impairments	—	38	—	—	—	283	—	321
Taxes other than income taxes	—	292	—	—	—	3,729	—	4,021
Accretion on discounted liabilities	—	48	—	—	—	378	—	426
Interest and debt expense	1,594	448	42	77	32	460	(1,699)	954
Foreign currency transaction (gains) losses	—	(16)	—	(10)	(35)	83	—	22

Total Costs and Expenses	1,607	21,687	42	67	(3)	32,214	(4,205)	51,409

Income before income taxes	6,828	9,136	4	24	38	17,192	(16,997)	16,225
Provision for income taxes	(561)	705	1	(1)	12	8,614	—	8,770

Income From Continuing Operations	7,389	8,431	3	25	26	8,578	(16,997)	7,455
Income from discontinued operations	5,047	5,047	—	—	—	4,601	(9,648)	5,047

Net income	12,436	13,478	3	25	26	13,179	(26,645)	12,502
Less: net income (loss) attributable to noncontrolling interests	—	—	—	—	—	(66)	—	(66)

Net Income Attributable to ConocoPhillips	$12,436	13,478	3	25	26	13,113	(26,645)	12,436

Comprehensive Income (Loss) Attributable to ConocoPhillips	$10,749	11,791	3	(6)	14	11,901	(23,703)	10,749

Income Statement	Year Ended December 31, 2010
Revenues and Other Income
Sales and other operating revenues	$—	21,531	—	—	—	35,765	—	57,296
Equity in earnings of affiliates	11,009	11,381	—	—	—	1,278	(22,300)	1,368
Gain on dispositions	—	370	—	—	—	5,193	—	5,563
Other income (loss)	1	191	—	—	(28)	18	—	182
Intercompany revenues	5	661	46	86	66	3,886	(4,750)	—

Total Revenues and Other Income	11,015	34,134	46	86	38	46,140	(27,050)	64,409

Costs and Expenses
Purchased commodities	—	18,587	—	—	—	9,958	(3,576)	24,969
Production and operating expenses	—	1,328	—	—	—	5,221	(24)	6,525
Selling, general and administrative expenses	12	603	—	—	—	223	(27)	811
Exploration expenses	—	247	—	—	—	908	—	1,155
Depreciation, depletion and amortization	—	978	—	—	—	7,191	—	8,169
Impairments	—	—	—	—	—	81	—	81
Taxes other than income taxes	—	293	—	—	—	2,511	—	2,804
Accretion on discounted liabilities	—	41	—	—	—	376	—	417
Interest and debt expense	946	502	42	77	45	678	(1,123)	1,167
Foreign currency transaction (gains) losses	—	23	—	47	50	(121)	—	(1)

Total Costs and Expenses	958	22,602	42	124	95	27,026	(4,750)	46,097

Income (loss) before income taxes	10,057	11,532	4	(38)	(57)	19,114	(22,300)	18,312
Provision for income taxes	(333)	523	1	7	(6)	7,671	—	7,863

Income From Continuing Operations	10,390	11,009	3	(45)	(51)	11,443	(22,300)	10,449
Income from discontinued operations	968	968	—	—	—	1,204	(2,172)	968

Net income (loss)	11,358	11,977	3	(45)	(51)	12,647	(24,472)	11,417
Less: net income attributable to noncontrolling interests	—	—	—	—	—	(59)	—	(59)

Net Income (Loss) Attributable to ConocoPhillips	$11,358	11,977	3	(45)	(51)	12,588	(24,472)	11,358

Comprehensive Income (Loss) Attributable to ConocoPhillips	$13,066	13,685	3	24	(19)	14,279	(27,972)	13,066

	Millions of Dollars
	Year Ended December 31, 2009
Income Statement	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenues and Other Income
Sales and other operating revenues	$—	17,614	—	—	—	31,214	—	48,828
Equity in earnings of affiliates	4,120	4,744	—	—	—	1,071	(8,496)	1,439
Gain on dispositions	—	4	—	—	—	77	—	81
Other income	—	111	—	—	—	146	—	257
Intercompany revenues	31	937	52	78	48	2,708	(3,854)	—

Total Revenues and Other Income	4,151	23,410	52	78	48	35,216	(12,350)	50,605

Costs and Expenses
Purchased commodities	—	15,343	—	—	—	9,132	(3,126)	21,349
Production and operating expenses	2	1,205	—	—	—	5,110	(26)	6,291
Selling, general and administrative expenses	15	421	—	—	—	239	(11)	664
Exploration expenses	—	295	—	—	—	887	—	1,182
Depreciation, depletion and amortization	—	1,124	—	—	—	7,283	—	8,407
Impairments	—	1	—	—	—	468	—	469
Taxes other than income taxes	—	259	—	—	—	1,603	—	1,862
Accretion on discounted liabilities	—	33	—	—	—	356	—	389
Interest and debt expense	631	387	47	77	53	763	(691)	1,267
Foreign currency transaction (gains) losses	—	(36)	—	171	216	(340)	—	11

Total Costs and Expenses	648	19,032	47	248	269	25,501	(3,854)	41,891

Income (loss) before income taxes	3,503	4,378	5	(170)	(221)	9,715	(8,496)	8,714
Provision for income taxes	(216)	258	2	4	(24)	4,893	—	4,917

Income (Loss) from Continuing Operations	3,719	4,120	3	(174)	(197)	4,822	(8,496)	3,797
Income from discontinued operations	695	695	—	—	—	218	(913)	695

Net income (loss)	4,414	4,815	3	(174)	(197)	5,040	(9,409)	4,492
Less: net income attributable to noncontrolling interests	—	—	—	—	—	(78)	—	(78)

Net Income (Loss) Attributable to ConocoPhillips	$4,414	4,815	3	(174)	(197)	4,962	(9,409)	4,414

Comprehensive Income (Loss) Attributable to ConocoPhillips	$9,354	9,755	3	16	(68)	9,661	(19,367)	9,354

Condensed Consolidated Balance Sheet

	Millions of Dollars
	At December 31, 2011**
Balance Sheet	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Assets
Cash and cash equivalents	$—	2,028	1	37	1	3,713	—	5,780
Short-term investments	—	—	—	—	—	581	—	581
Accounts and notes receivable	60	9,186	—	—	—	20,898	(13,618)	16,526
Inventories	—	2,239	—	—	—	2,392	—	4,631
Prepaid expenses and other current assets	22	1,090	—	1	—	1,587	—	2,700

Total Current Assets	82	14,543	1	38	1	29,171	(13,618)	30,218
Investments, loans and long-term receivables*	96,284	135,618	760	1,417	565	59,651	(260,512)	33,783
Net properties, plants and equipment	—	19,595	—	—	—	64,585	—	84,180
Goodwill	—	3,332	—	—	—	—	—	3,332
Intangibles	—	722	—	—	—	23	—	745
Other assets	64	301	—	2	3	602	—	972

Total Assets	$96,430	174,111	761	1,457	569	154,032	(274,130)	153,230

Liabilities and Stockholders’ Equity
Accounts payable	$10	18,747	—	1	1	14,512	(13,618)	19,653
Short-term debt	892	27	—	—	—	94	—	1,013
Accrued income and other taxes	—	315	—	2	—	3,903	—	4,220
Employee benefit obligations	—	835	—	—	—	276	—	1,111
Other accruals	244	634	9	14	6	1,164	—	2,071

Total Current Liabilities	1,146	20,558	9	17	7	19,949	(13,618)	28,068
Long-term debt	10,951	3,599	749	1,250	498	4,563	—	21,610
Asset retirement obligations and accrued environmental costs	—	1,766	—	—	—	7,563	—	9,329
Joint venture acquisition obligation	—	—	—	—	—	3,582	—	3,582
Deferred income taxes	(5)	3,982	—	11	9	14,043	—	18,040
Employee benefit obligations	—	3,092	—	—	—	976	—	4,068
Other liabilities and deferred credits*	25,959	40,479	—	104	29	20,047	(83,834)	2,784

Total Liabilities	38,051	73,476	758	1,382	543	70,723	(97,452)	87,481
Retained earnings	42,550	34,921	1	(70)	(55)	29,821	(58,119)	49,049
Other common stockholders’ equity	15,829	65,714	2	145	81	52,978	(118,559)	16,190
Noncontrolling interests	—	—	—	—	—	510	—	510

Total Liabilities and Stockholders’ Equity	$96,430	174,111	761	1,457	569	154,032	(274,130)	153,230

* Includes intercompany loans.

Balance Sheet	At December 31, 2010**
Assets
Cash and cash equivalents	$—	718	—	29	4	8,703	—	9,454
Short-term investments	—	—	—	—	—	973	—	973
Accounts and notes receivable	36	9,126	1	—	—	16,625	(9,976)	15,812
Investments in LUKOIL	—	—	—	—	—	1,083	—	1,083
Inventories	—	3,121	—	—	—	2,076	—	5,197
Prepaid expenses and other current assets	23	824	—	2	—	1,292	—	2,141

Total Current Assets	59	13,789	1	31	4	30,752	(9,976)	34,660
Investments, loans and long-term receivables*	84,461	112,008	762	1,445	577	50,563	(216,055)	33,761
Net properties, plants and equipment	—	19,524	—	—	—	63,030	—	82,554
Goodwill	—	3,633	—	—	—	—	—	3,633
Intangibles	—	760	—	—	—	41	—	801
Other assets	55	254	1	3	3	589	—	905

Total Assets	$84,575	149,968	764	1,479	584	144,975	(226,031)	156,314

Liabilities and Stockholders’ Equity
Accounts payable	$—	14,939	—	2	—	13,434	(9,976)	18,399
Short-term debt	(5)	354	—	—	—	587	—	936
Accrued income and other taxes	—	431	—	—	6	4,437	—	4,874
Employee benefit obligations	—	773	—	—	—	308	—	1,081
Other accruals	242	620	9	15	6	1,237	—	2,129

Total Current Liabilities	237	17,117	9	17	12	20,003	(9,976)	27,419
Long-term debt	11,832	3,674	750	1,250	499	4,651	—	22,656
Asset retirement obligations and accrued environmental costs	—	1,686	—	—	—	7,513	—	9,199
Joint venture acquisition obligation	—	—	—	—	—	4,314	—	4,314
Deferred income taxes	(1)	3,659	—	16	(2)	13,648	—	17,320
Employee benefit obligations	—	2,779	—	—	—	904	—	3,683
Other liabilities and deferred credits*	10,752	32,268	—	114	61	19,169	(59,765)	2,599

Total Liabilities	22,820	61,183	759	1,397	570	70,202	(69,741)	87,190
Retained earnings	33,753	21,440	3	(94)	(81)	20,055	(34,824)	40,252
Other common stockholders’ equity	28,002	67,345	2	176	95	54,171	(121,466)	28,325
Noncontrolling interests	—	—	—	—	—	547	—	547

Total Liabilities and Stockholders’ Equity	$84,575	149,968	764	1,479	584	144,975	(226,031)	156,314

*	Includes intercompany loans.
**	Certain amounts have been restated to reflect a prior period adjustment. See Note 21—Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Condensed Consolidated Statement of Cash Flows

	Millions of Dollars
	Year Ended December 31, 2011
Statement of Cash Flows	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$14,669	(1,805)	1	13	(7)	4,950	(3,344)	14,477
Net cash provided by (used in) discontinued operations	—	(2,359)	—	—	—	7,528	—	5,169

Net Cash Provided by (Used in) Operating Activities	$14,669	(4,164)	1	13	(7)	12,478	(3,344)	19,646

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,504)	—	—	—	(10,740)	—	(12,244)
Proceeds from asset dispositions	—	318	—	—	—	1,874	—	2,192
Net purchases of short-term investments	—	—	—	—	—	400	—	400
Long-term advances/loans—related parties	—	(916)	—	(4)	—	(4,562)	5,473	(9)
Collection of advances/loans—related parties	—	993	—	—	—	8,340	(9,235)	98
Other	—	6	—	—	—	50	—	56

Net cash used in continuing investing activities	—	(1,103)	—	(4)	—	(4,638)	(3,762)	(9,507)
Net cash provided by (used in) discontinued operations	—	2,376	—	—	—	(8,084)	8,200	2,492

Net Cash Provided by (Used in) Investing Activities	—	1,273	—	(4)	—	(12,722)	4,438	(7,015)

Cash Flows From Financing Activities
Issuance of debt	—	12,758	—	—	4	827	(13,589)	—
Repayment of debt	—	(8,657)	—	—	—	(1,426)	9,149	(934)
Issuance of company common stock	96	—	—	—	—	—	—	96
Repurchase of company common stock	(11,123)	—	—	—	—	—	—	(11,123)
Dividends paid on common stock	(3,633)	—	—	—	—	(3,051)	3,052	(3,632)
Other	(9)	119	—	—	—	(794)	—	(684)

Net cash provided by (used in) continuing financing activities	(14,669)	4,220	—	—	4	(4,444)	(1,388)	(16,277)
Net cash used in discontinued operations	—	(18)	—	—	—	(304)	294	(28)

Net Cash Provided by (Used in) Financing Activities	(14,669)	4,202	—	—	4	(4,748)	(1,094)	(16,305)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	(1)	—	—	—	1	—	—

Net Change in Cash and Cash Equivalents	—	1,310	1	9	(3)	(4,991)	—	(3,674)
Cash and cash equivalents at beginning of year	—	718	—	29	4	8,703	—	9,454

Cash and Cash Equivalents at End of Year	$—	2,028	1	38	1	3,712	—	5,780

Statement of Cash Flows	Year Ended December 31, 2010
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$7,901	1,962	—	11	(3)	7,095	(2,513)	14,453
Net cash provided by discontinued operations	—	349	—	—	—	2,243	—	2,592

Net Cash Provided by (Used in) Operating Activities	$7,901	2,311	—	11	(3)	9,338	(2,513)	17,045

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,120)	—	—	—	(7,814)	323	(8,611)
Proceeds from asset dispositions	—	789	—	—	—	14,020	(99)	14,710
Net purchases of short-term investments	—	—	—	—	—	(982)	—	(982)
Long-term advances/loans—related parties	—	(135)	—	—	—	(2,279)	2,301	(113)
Collection of advances/loans—related parties	—	87	—	—	384	1,379	(1,755)	95
Other	—	28	—	—	—	190	—	218

Net cash provided by (used in) continuing investing activities	—	(351)	—	—	384	4,514	770	5,317
Net cash provided by (used in) discontinued operations	—	(931)	—	—	—	279	—	(652)

Net Cash Provided by (Used in) Investing Activities	—	(1,282)	—	—	384	4,793	770	4,665

Cash Flows From Financing Activities
Issuance of debt	—	2,159	—	—	—	260	(2,301)	118
Repayment of debt	(990)	(2,642)	—	—	(378)	(3,039)	1,755	(5,294)
Issuance of company common stock	133	—	—	—	—	—	—	133
Repurchase of company common stock	(3,866)	—	—	—	—	—	—	(3,866)
Dividends paid on common stock	(3,175)	—	—	—	—	(2,666)	2,666	(3,175)
Other	(3)	52	—	—	—	(782)	27	(706)

Net cash used in continuing financing activities	(7,901)	(431)	—	—	(378)	(6,227)	2,147	(12,790)
Net cash provided by (used in) discontinued operations	—	(18)	—	—	—	240	(251)	(29)

Net Cash Used in Financing Activities	(7,901)	(449)	—	—	(378)	(5,987)	1,896	(12,819)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	16	—	—	—	5	—	21

Net Change in Cash and Cash Equivalents	—	596	—	11	3	8,149	153	8,912
Cash and cash equivalents at beginning of year	—	122	—	18	1	554	(153)	542

Cash and Cash Equivalents at End of Year	$—	718	—	29	4	8,703	—	9,454

	Millions of Dollars
	Year Ended December 31, 2009
Statement of Cash Flows	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$(2,205)	5,181	—	8	—	10,483	(2,084)	11,383
Net cash provided by (used in) discontinued operations	—	1,270	—	—	—	(174)	—	1,096

Net Cash Provided by (Used in) Operating Activities	$(2,205)	6,451	—	8	—	10,309	(2,084)	12,479

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,890)	—	—	—	(7,190)	680	(8,400)
Proceeds from asset dispositions	—	314	—	—	—	517	(319)	512
Long-term advances/loans—related parties	—	(75)	—	—	—	(3,312)	3,212	(175)
Collection of advances/loans—related parties	—	168	950	—	—	6,438	(7,464)	92
Other	—	—	—	—	—	9	—	9

Net cash provided by (used in) continuing investing activities	—	(1,483)	950	—	—	(3,538)	(3,891)	(7,962)
Net cash used in discontinued operations	—	(1,256)	—	—	—	(717)	—	(1,973)

Net Cash Provided by (Used in) Investing Activities	—	(2,739)	950	—	—	(4,255)	(3,891)	(9,935)

Cash Flows From Financing Activities
Issuance of debt	8,909	3,122	—	—	—	269	(3,213)	9,087
Repayment of debt	(3,826)	(6,727)	(950)	—	—	(3,794)	7,464	(7,833)
Issuance of company common stock	13	—	—	—	—	—	—	13
Dividends paid on common stock	(2,832)	—	—	—	—	(1,945)	1,945	(2,832)
Other	(59)	18	—	—	—	(1,179)	(41)	(1,261)

Net cash provided by (used in) continuing financing activities	2,205	(3,587)	(950)	—	—	(6,649)	6,155	(2,826)
Net cash provided by (used in) discontinued operations	—	(11)	—	—	—	301	(319)	(29)

Net Cash Provided by (Used in) Financing Activities	2,205	(3,598)	(950)	—	—	(6,348)	5,836	(2,855)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—	98	—	98

Net Change in Cash and Cash Equivalents	—	114	—	8	—	(196)	(139)	(213)
Cash and cash equivalents at beginning of year	—	8	—	10	1	750	(14)	755

Cash and Cash Equivalents at End of Year	$—	122	—	18	1	554	(153)	542